Stock-Based Compensation (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Market value	$ 1.53		$ 2.80
Compensation expense	$ 787,458	$ 103,194	$ 3,006,203	$ 0
Stock Options
Compensation expense	787,458		3,012,446
Unrecognized compensation costs	$ 4,256,191		$ 3,263,569
Unrecognized compensation period	2 years 8 months 2 days		2 years 5 months 27 days
Stock Option Plan 2006
Common stock reserved for future issuance	2,835,000		2,835,000
Common stock reserved for future awards	2,823,450		2,823,450
Options vested	3,540,675		3,369,842
Stock Option Plan 2017
Common stock reserved for future issuance	240,000,000		240,000,000
Common stock reserved for future awards	231,149,875		232,022,875
Stock Option Plan 2019
Common stock reserved for future issuance	1,200,000		1,200,000
Common stock reserved for future awards			1,200,000